RELATED PARTY TRANSACTION (Details 1) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Total current assets	$ 5,897,974	$ 4,999,404
Total current liabilities	1,217,563	1,442,935
Shareholders' equity	6,418,388	6,965,227	$ 9,188,729
Total liabilities and shareholders' equity	10,745,052	11,996,797
Revenue	13,486,629	14,823,472
Costs and Expenses	13,851,214	16,655,780
Net loss	(687,839)	(2,311,208)
Bagger Dave's [Member]
Total noncurrent assets, net	1,650,620	2,154,049
Total current assets	173,665	1,012,529
Total assets	1,824,335	3,166,578
Total current liabilities	615,819	711,014
Total noncurrent liabilities	1,136,980	1,048,091
Liabilities	1,752,799	2,119,105
Shareholders' equity	71,536	1,047,473
Total liabilities and shareholders' equity	1,824,335	3,166,578
Revenue	5,078,924	7,176,536
Depreciation and amortization	(323,268)	(527,274)
Costs and Expenses	(5,698,417)	(7,696,912)
Net loss	$ (942,771)	$ (1,047,650)